Common shares - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	0 Months Ended							1 Months Ended			1 Months Ended
	Dec. 05, 2012 Common shares [Member]	Oct. 31, 2012 Vested restricted shares [Member]	Dec. 31, 2012 Class A common shares [Member]	Nov. 21, 2012 Class A common shares [Member] USD ($)	Dec. 31, 2012 Class B common shares [Member]	Nov. 21, 2012 Class B common shares [Member] USD ($)	Dec. 31, 2011 Class B common shares [Member]	Jan. 31, 2011 Duowan Entertainment Corporation [Member] CNY	Jan. 31, 2011 Duowan Entertainment Corporation [Member] USD ($)	Jan. 31, 2011 Duowan Entertainment Corporation [Member] Common shares [Member] USD ($)	Jul. 31, 2011 Duowan Entertainment Corporation [Member] Warrants [Member]	Jan. 31, 2011 Duowan Entertainment Corporation [Member] Warrants [Member] USD ($)
Schedule Of Common Stock [Line Items]
Common shares, shares issued			179,400,000		907,833,224	359,424,310	543,340,914			51,140,432
Common stock shares issued, aggregate consideration										$ 50,000
Issuance of warrant to purchase additional common shares												25,570,216
Warrant to purchase additional common shares, aggregate purchase price												25,000
Issuance price of each common share									$ 0.9777			$ 0.0830
Issuance costs of common stock								1,208
Warrant to acquire common stock, exercised											25,570,216
Common stock, par value				$ 0.00001		$ 0.00001
Number of shares converted	548,408,914	5,068,000
Common shares, shares authorized			10,000,000,000		1,000,000,000		4,640,575,690
Common shares, shares outstanding			179,400,000		907,833,224		543,340,914